SHAREHOLDERS' EQUITY (Restricted Shares and Employee Share Purchase Plan) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
SHAREHOLDERS' EQUITY [Abstract]
Shares issued for employees' portion of Employee Stock Purchase Plan	29,221
Shares issued for Company portion of Employee Stock Purchase Plan	7,305
Employee stock purchase plan, compensation expense	$ 23	$ 48
Fair value of unearned Employee Stock Purchase Plan shares	$ 13	$ 23
Shares held for release under the Employee Stock Purchase Plan	7,305	7,760
Employer match percentage	25.00%
Vesting period	12 months